DEFERRED TAX ASSETS/(LIABILITIES) - TAX LOSS CARRY-FORWARDS AND OTHER TEMPORARY DIFFERENCES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DEFERRED TAX ASSETS/(LIABILITIES) [abstract]
Tax losses that can be carried forward (a)	¥ 235,403	¥ 142,469
Deductible temporary differences	12,302	12,452
Total tax loss carry-forwards and deductible temporary differences	¥ 247,705	¥ 154,921